Intangible Assets at December 31, 2012	33 Months Ended
Sep. 30, 2013
Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

3. Intangible Assets at December 31, 2012
	Cost $	Accumulated Depreciation $	Impairment $	December 31, 2012 Net Carrying Value $	December 31, 2011 Net Carrying Value $
License	92,538	-	92,538	-	-

	92,538	-	92,538	-	-

On August 15, 2011, the Company acquired the rights to licenses in exchange for the issuance of a $325,000 note payable, which is unsecured, bearing interest at 3% per annum, and due on August 15, 2012, and the issuance of 250,000,000 common shares of the Company, and 7,500,000 Class A preferred shares of the Company. The assets were valued at cost totaling $82,538, based on certain historical costs incurred by the seller.

On October 7, 2011, the Company acquired the rights to a license in exchange for a cash payment of $10,000.

For the year ended December 31, 2011, management reviewed the intangible assets for indications of impairment and decided to fully impair these assets based on the difficulty to fairly value these assets.